Income Taxes - Components of Income Tax Expense (Benefit) (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Current income tax expense (benefit):
Current year	$ 1,186	$ 1,187
Adjustments in respect of prior years, including resolution of tax disputes	(209)	159
Total current income tax expense (benefit)	977	1,346
Deferred income tax expense (benefit):
Origination and reversal of temporary differences	(163)	(637)
Adjustments in respect of prior years, including resolution of tax disputes	203	(172)
Tax expense (benefit) arising from unrecognized tax losses	23	(25)
Tax rate and other legislative changes	0	(51)
Total deferred income tax expense (benefit)	63	(885)
Total income tax expense (benefit)	$ 1,040	$ 461